Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
ALPS/Smith Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED APRIL 18, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR THE ALPS| SMITH SHORT DURATION BOND FUND AND ALPS| SMITH TOTAL

RETURN BOND FUND, (EACH "A FUND," AND TOGETHER, THE "FUNDS") DATED FEBRUARY 28,

2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Summary Prospectus/Prospectus - Both Funds

The paragraph beginning "[t]he Fund may also invest in asset-backed securities" relating to the Fund's Principal Investment Strategies is hereby deleted in its entirety and replaced with the following:

"The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as "junk" bonds) are expected to represent, under normal market conditions, less than 20% of the Fund's net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund's net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund's net assets. The Fund's investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy."

ALPS/Smith Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED APRIL 18, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR THE ALPS| SMITH SHORT DURATION BOND FUND AND ALPS| SMITH TOTAL

RETURN BOND FUND, (EACH "A FUND," AND TOGETHER, THE "FUNDS") DATED FEBRUARY 28,

2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Summary Prospectus/Prospectus - Both Funds

The paragraph beginning "[t]he Fund may also invest in asset-backed securities" relating to the Fund's Principal Investment Strategies is hereby deleted in its entirety and replaced with the following:

"The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as "junk" bonds) are expected to represent, under normal market conditions, less than 20% of the Fund's net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund's net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund's net assets. The Fund's investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy."